Supplement to the currently effective SUMMARY PROSPECTUS

Deutsche Small Cap Core Fund

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The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the fund’s summary prospectus.

Joseph Axtell, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.

Michael A. Sesser, CFA, Vice President. Portfolio Manager of the fund. Began managing the fund in 2013.

Please Retain This Supplement for Future Reference

May 30, 2017

PROSTKR-850